UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21113

Touchstone Institutional Funds Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

June 30, 2012

(Unaudited)

Semi-Annual Report

Touchstone Institutional Funds Trust

Touchstone Sands Capital Institutional Growth Fund

Table of Contents

Page
Tabular Presentation of Portfolio of Investments (Unaudited)	3
Portfolio Investments:
Touchstone Sands Capital Institutional Growth Fund	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9 - 14
Other Items	15 - 15
Privacy Protection Policy	16

2

Tabular Presentation of Portfolio of Investments (Unaudited)

June 30, 2012

The table below provides the Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Sands Capital Institutional Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	41.0%
Consumer Discretionary	23.6
Health Care	17.0
Energy	9.1
Materials	3.1
Industrials	2.8
Financials	2.6
Investment Funds	4.0
Other Assets/Liabilities (Net)	(3.2)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Portfolio of Investments

Touchstone Sands Capital Institutional Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 99.2%
Information Technology — 41.0%
Apple, Inc.*	298,000	$174,032,000
ASML Holding NV	1,105,000	56,819,100
F5 Networks, Inc.*	437,000	43,507,720
Facebook, Inc. - Class A†*	957,980	29,812,338
Google, Inc. - Class A*	206,000	119,494,420
QUALCOMM, Inc.	1,550,000	86,304,000
Salesforce.com, Inc.*	861,000	119,041,860
Visa, Inc. - Class A	1,189,126	147,011,647
		776,023,085
Consumer Discretionary — 23.6%
Amazon.com, Inc.*	632,000	144,317,200
Coach, Inc.	854,385	49,964,435
Las Vegas Sands Corp.	1,143,000	49,709,070
Netflix, Inc.†*	372,000	25,470,840
NIKE, Inc. - Class B	582,000	51,087,960
Priceline.com, Inc.*	104,000	69,110,080
Starbucks Corp.	1,079,229	57,544,490
		447,204,075
Health Care — 17.0%
Alexion Pharmaceuticals, Inc.*	915,000	90,859,500
Allergan, Inc./United States	611,000	56,560,270
athenahealth, Inc.†*	292,000	23,117,640
Cerner Corp.*	439,708	36,346,263
Intuitive Surgical, Inc.*	87,000	48,179,730
Regeneron Pharmaceuticals, Inc.*	581,000	66,361,820
		321,425,223
Energy — 9.1%
FMC Technologies, Inc.*	1,042,000	40,877,660
National Oilwell Varco., Inc.	722,000	46,525,680
Schlumberger Ltd.	805,000	52,252,550
Southwestern Energy Co.*	998,000	31,866,140
		171,522,030
Materials — 3.1%
Praxair, Inc.	545,000	59,257,850
Industrials — 2.8%
W.W. Grainger, Inc.	276,000	52,782,240
Financials — 2.6%
IntercontinentalExchange, Inc.*	360,000	48,952,800
Total Common Stocks		$1,877,167,303
Investment Funds — 4.0%
Invesco Government & Agency
Portfolio**	55,801,718	$55,801,718
Touchstone Institutional Money Market
Fund^	20,456,071	20,456,071
Total Investment Funds		$76,257,789
Total Investment Securities —103.2%
(Cost $1,432,340,982)		$1,953,425,092
Liabilities in Excess of Other Assets — (3.2%)		(61,395,635)
Net Assets — 100.0%		$1,892,029,457

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $55,180,444.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$1,877,167,303	$—	$—	$1,877,167,303
Investment
Funds	76,257,789	—	—	76,257,789

				$1,953,425,092

See accompanying Notes to Financial Statements.

4

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth
Fund
Assets
Investments, at cost	$1,432,340,982
Affiliated securities, at market value	$20,456,071
Non-affiliated securities, at market value	1,932,969,021
Investments, at value (A)	$1,953,425,092
Dividends and interest receivable	613,424
Receivable for capital shares sold	5,567,095
Receivable for investments sold	14,759,328
Receivable for securities lending income	10,025
Other assets	28,498
Total Assets	1,974,403,462

Liabilities
Payable for return of collateral for securities on loan	55,801,718
Payable for capital shares redeemed	5,308,152
Payable for investments purchased	20,014,013
Payable to Advisor	1,186,837
Other accrued expenses and liabilities	63,285
Total Liabilities	82,374,005

Net Assets	$1,892,029,457
Net assets consist of:
Paid-in capital	$1,401,818,999
Accumulated net investment loss	(1,787,201)
Accumulated net realized losses on investments	(29,086,451)
Net unrealized appreciation on investments	521,084,110
Net assets applicable to shares outstanding	$1,892,029,457

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	114,051,262
Net asset value, offering price and redemption price per share	$16.59

(A) Includes market value of securities on loan of:	$55,180,444

See accompanying Notes to Financial Statements.

5

Statements of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth
Fund
Investment Income
Dividends from affiliated securities	$23,003
Dividends from non-affiliated securities(A)	5,164,157
Income from securities loaned	157,797
Total Investment Income	5,344,957

Expenses
Unified management fee	7,008,577
Registration fees	44,221
Other expenses	79,360
Net Expenses	7,132,158

Net Investment Loss	(1,787,201)

Realized and Unrealized Gain on Investments
Net realized gain on investments	21,857,628
Net change in unrealized appreciation (depreciation) on investments	203,401,003

Net Realized and Unrealized Gain on Investments	225,258,631

Change in Net Assets Resulting from Operations	$223,471,430

(A) Net of foreign tax withholding of:	$98,906

See accompanying Notes to Financial Statements.

6

Statements of Changes in Net Assets

	Touchstone Sands Capital Institutional Growth Fund
	For the	For the
	Six Months	Year
	Ended	Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
From Operations
Net investment loss	$(1,787,201)	$(3,996,934)
Net realized gain on investments	21,857,628	57,506,132
Net change in unrealized appreciation (depreciation) on investments	203,401,003	(28,906,668)
Change in Net Assets from Operations	223,471,430	24,602,530

Share Transactions
Proceeds from shares sold	437,785,072	632,539,398
Cost of shares redeemed	(259,701,394)	(397,627,619)
Change in Net Assets from Share Transactions	178,083,678	234,911,779

Total Increase in Net Assets	401,555,108	259,514,309

Net Assets
Beginning of period	1,490,474,349	1,230,960,040
End of period	$1,892,029,457	$1,490,474,349

Accumulated Net Investment loss	$(1,787,201)	$—

Share Transactions
Shares issued	26,038,957	43,685,073
Shares redeemed	(15,761,893)	(27,562,046)
Change in shares outstanding	10,277,064	16,123,027

See accompanying Notes to Financial Statements.

7

Financial Highlights

Touchstone Sands Capital Institutional Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2012			Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$14.36		$14.04	$11.12	$6.50	$13.18	$11.10
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.04)	(0.03)	(0.01)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on
investments	2.25		0.36	2.95	4.63	(6.35)	2.12
Total from investment operations	2.23		0.32	2.92	4.62	(6.39)	2.08
Distributions from net realized gains	—		—	—	—	(0.29)	—
Net asset value at end of period	$16.59		$14.36	$14.04	$11.12	$6.50	$13.18
Total return	15.53	%(A)	2.28%	26.26%	71.08%	(48.45%)	18.74%
Net assets at end of period (000's)	$1,892,029		$1,490,474	$1,230,960	$1,003,897	$591,557	$1,375,494
Ratio to average net assets:
Net expenses	0.79	%(B)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.79	%(B)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.20	%)(B)	(0.28%)	(0.26%)	(0.13%)	(0.37%)	(0.31%)
Portfolio turnover rate	11	%(A)	18%	41%	34%	44%	36%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

8

Notes to Financial Statements

June 30, 2012 (Unaudited)

 1. Organization

The Touchstone Institutional Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on May 29, 2002. The Trust consists of one fund, the Touchstone Sands Capital Institutional Growth Fund (“Sands Capital Institutional Growth Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund offers a single class of shares. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The aggregate value by input level, as of June 30, 2012, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector. The Fund did not hold any Level 3 categorized securities during the six months ended or as of June 30, 2012.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are

9

Notes to Financial Statements (Continued)

valued at amortized cost, which approximates market values, and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Fund invests are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for the Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements— In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASUNo. 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 which requires reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity; and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Inaddition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures were effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

10

Notes to Financial Statements (Continued)

Portfolio securities loaned— The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian in an amount at least equal to the fair value of the securities loaned plus accrued interest. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle.

As of June 30, 2012, the Fund loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Sands Capital Institutional Growth Fund	$55,180,444	$55,801,718

All collateral received as cash is received, held and administered by the Fund’s custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation—The NAV per share is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income— Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders— The Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Any realized capital gains on sales of securities for the Fund, net of applicable capital loss carryforwards, are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses— The Fund pays a unified management fee toTouchstone Advisors, Inc. (the Advisor and Administrator) for providing or procuring advisory, administration and other services.The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the

11

Notes to Financial Statements (Continued)

fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Fund will pay all state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2012:

Sands Capital
Institutional
Growth Fund
Purchases of investment securities	$368,830,240
Proceeds from sales and maturities	188,163,088

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Fund, under terms of a Management Agreement. Under the Management Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. Under the Management Agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on theTrust’s behalf, excluding state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

The Advisor has entered into an investment sub-advisory agreement with Sands Capital Management, LLC,(“Sub-Advisor”) a Securities and Exchange Commission (“SEC”) registered investment advisor.

The Advisor (not the Fund) pays the Sub-Advisor a fee for their services.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Fund. The maximum operating expense limit in any year with respect to the Fund, as a percentage of the average daily net assets of the Fund, is 0.80%. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain the expense limitation for the Fund through at least April 28, 2013. During the six months ended June 30, 2012, the Advisor did not reimburse any operating expenses.

Effective April 29, 2012, under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the maximum operating expense limit.

AFFILIATED INVESTMENTS

The Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the other

12

Notes to Financial Statements (Continued)

Touchstone Funds, including the Fund, are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Fund’s investment in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2012, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/11	Purchases	Sales	06/30/12	Dividends	06/30/12
Sands Capital Institutional Growth Fund	14,987,026	248,629,410	(243,160,365)	20,456,071	$23,003	$20,456,071

5. Federal Tax Information

Federal income tax— It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The Fund paid no distributions for the years ended December 31, 2011 and 2010.

The following information is computed on a tax basis for each item as of December 31, 2011:

Sands Capital
Institutional
Growth Fund
Tax cost of portfolio investments	$1,215,303,706
Gross unrealized appreciation	400,871,699
Gross unrealized depreciation	(120,032,768)
Net unrealized appreciation	280,838,931
Accumulated capital and other losses	(14,047,079)
Post October and qualified late-year losses	(52,824)
Undistributed ordinary income	—
Accumulated earnings	266,739,028

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale deferrals.

To the extent that the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.The Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) became effective for the Fund on January 1, 2011. The Act modernizes several of the federal income and exise tax provisions related to RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term (“Post-Enactment”). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character (“Pre-Enactment”). Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s Pre-Enactment capital loss carryovers may expire without being utilized due to the fact that Post-Enactment capital losses must be utilized

13

Notes to Financial Statements (Continued)

before Pre-Enactment capital losses may be utilized. As of December 31, 2011 the Fund had no Post-Enactment capital loss carryforwards.

As of December 31, 2011, the Fund had the following capital loss carryforwards for federal income tax purposes:

		Expires
Fund	Amount	December 31,
Sands Capital Institutional Growth Fund	$14,047,079	2017

As of June 30, 2012, the federal tax cost and unrealized appreciation (depreciation) was as follows for the Fund:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Sands Capital Institutional Growth Fund	$1,432,340,982	$577,874,727	$(56,790,617)	$521,084,110

The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008 through 2011) and has concluded that no provision for income tax is required in its financial statements.

6. Commitments and Contingencies

The Fund indemnifies theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Sector Risk

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statement were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

14

Other Items (Unaudited)

Proxy Voting

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Rato	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2012	2012	2012	2012*
Touchstone Sands Capital Institutional Growth Fund
Actual	0.79%	$1,000.00	$1,155.30	$4.23
Hypothetical	0.79%	$1,000.00	$1,020.93	$3.97

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

15

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account.These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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19

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-1105-TIFT-SAR-1206

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Institutional Funds Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/22/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/22/12

* Print the name and title of each signing officer under his or her signature.